Fair Value Measurements - Changes in fair value measurements (Details) - Level 3 - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Fair value measurements in Level 3 of the fair value inputs
Balance at the beginning	$ 12,990	$ 4,671
Increase from acquisitions	26,043	3,339
Cash payments	(10,782)
Charges through profit or loss	2,804	5,070
Effect of movements in foreign exchange	(106)	(90)
Balance at the end	$ 30,949	$ 12,990